Other (Income)/Deductions - Net - Footnotes - Additional Information About Impaired Intangible Assets (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total	[1]	$ 910,000,000
Impairment		3,103,000,000		$ 337,000,000	$ 869,000,000
Developed Technology Rights [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Intangible assets––Developed technology rights	[1],[2]	665,000,000
Impairment		2,647,000,000	[2]	$ 20,000,000
Licensing Agreements And Other [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Intangible assets––Developed technology rights	[1],[2]	150,000,000
Impairment	[2]	242,000,000
Level 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total	[1]	0
Level 1 [Member] | Developed Technology Rights [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Intangible assets––Developed technology rights	[1],[2]	0
Level 1 [Member] | Licensing Agreements And Other [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Intangible assets––Developed technology rights	[1],[2]	0
Level 2 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total	[1]	0
Level 2 [Member] | Developed Technology Rights [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Intangible assets––Developed technology rights	[1],[2]	0
Level 2 [Member] | Licensing Agreements And Other [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Intangible assets––Developed technology rights	[1],[2]	0
Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total	[1]	910,000,000
Level 3 [Member] | Developed Technology Rights [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Intangible assets––Developed technology rights	[1],[2]	665,000,000
Level 3 [Member] | Licensing Agreements And Other [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Intangible assets––Developed technology rights	[1],[2]	150,000,000
In Process Research and Development [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Intangible assets––IPR&D	[1],[2]	95,000,000
Impairment	[2]	214,000,000
In Process Research and Development [Member] | Level 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Intangible assets––IPR&D	[1],[2]	0
In Process Research and Development [Member] | Level 2 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Intangible assets––IPR&D	[1],[2]	0
In Process Research and Development [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Intangible assets––IPR&D	[1],[2]	$ 95,000,000

[1]	The fair value amount is presented as of the date of impairment, as these assets are not measured at fair value on a recurring basis. See also Note 1E.
[2]	Reflects intangible assets written down to fair value in 2018. Fair value was determined using the income approach, specifically the multi-period excess earnings method, also known as the discounted cash flow method. We started with a forecast of all the expected net cash flows associated with the asset and then applied an asset-specific discount rate to arrive at a net present value amount. Some of the more significant estimates and assumptions inherent in this approach include: the amount and timing of the projected net cash flows, which includes the expected impact of competitive, legal and/or regulatory forces on the product; the discount rate, which seeks to reflect the various risks inherent in the projected cash flows; and the tax rate, which seeks to incorporate the geographic diversity of the projected cash flows.